EARNINGS OR LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
EARNINGS OR LOSS PER SHARE [Text Block]

11.  EARNINGS OR LOSS PER SHARE

Basic earnings or loss per share is the net earnings or loss available to common shareholders divided by the weighted average number of common shares outstanding during the periods. Diluted net earnings or loss per share adjusts basic net earnings or loss per share for the effects of potential dilutive common shares. The calculations of basic and diluted earnings or loss per share for the periods ended December 31, 2024 and 2023 are as follows:

	Year Ended December 31,
	2024	2023
Net loss for the year	($101,885)	($135,112)

Weighted average number of shares on issue - basic	295,544,681	282,331,106
Weighted average number of shares on issue - diluted(1)	295,544,681	282,331,106

Loss per share - basic and diluted	($0.34)	($0.48)

(1) For the year ended December 31, 2024, diluted weighted average number of shares excluded 6,680,915 (2023 - 6,984,369) options, 5,000,000 (2023 - 5,000,000) warrants, 2,272,568 restricted and performance share units (2023 - 1,556,458) and 13,888,895 common shares issuable under the 2021 convertible debentures (2023 - 13,888,895) (Note 21(a)) that were anti-dilutive.